Note 10 - Exploration and Evaluation Expenditures	12 Months Ended
Jan. 31, 2018
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
10.	EXPLORATION AND EVALUATION EXPENDITURES

The Company did
not
incur any exploration and evaluation expenditures during the years ended
January 31, 2018
and
2017.

Exploration and evaluation costs incurred in the
year ended
January
31,
2016
were as follows and are included as discontinued operations (note
11
):

	Central Zone	North Zone	South Zone	Total

Land maintenance and tenure	$-	$-	$12,263	$12,263

Total expenditures for the year	$-	$-	$12,263	$12,263